Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Tax losses carry forward	¥ 257,328	$ 39,437	¥ 177,107
Equity investment loss	45,958	7,043	47,202
Provision for doubtful accounts	22,435	3,438	17,675
Intangible assets and accrued expenses	7,952	1,219	6,787
Deferred revenue	2,153	330	2,153
Government subsidies	0	0	100
Share-based compensation	3,223	494	2,584
Fixed assets depreciation	4,414	676	4
Long-lived assets arising from deconsolidation	2,921	448	11,514
Others	5,306	813	(3,907)
Valuation allowance	(328,956)	(50,415)	(229,268)
Deferred tax assets	22,734	3,483	31,951
Deferred tax liabilities:
Outside basis difference on investment	57,341	8,786	78,211
Equity method investment	6,063	929	4,567
Right-of-use asset and others	4,225	648	69
Deferred tax liabilities	67,629	10,363	¥ 82,847
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Classification in the consolidated balance sheets:
Deferred tax assets	15,607	2,392
Deferred tax liabilities	¥ 60,502	$ 9,272